Inventories (Tables)	9 Months Ended
Sep. 30, 2024
Inventories [Abstract]
Schedule of Inventories

	September 30 2024	December 31 2023
Work in progress	$1,199	$1,005
Raw materials and supplies	747	625
Inventory reserves	(144)	(143)
Total	$1,802	$1,487
The following table presents the movement in the inventory reserves for the nine months ended September 30, 2024 and for the twelve months ended December 31, 2023, respectively:

	September 30 2024	December 31 2023
Beginning balance	$143	$115
Additions	127	104
Written-off and scrapped	(36)	(31)
Elimination of reserves upon sale of inventory	(90)	(45)
Ending balance	$144	$143